Accrued expenses and other payables (Tables)	12 Months Ended
Mar. 31, 2013
Accrued expenses and other payables [Abstract]
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables consist of the following:

		March 31,
	Note	2012	2013	2013
		RMB	RMB	US$

Insurance premiums received on behalf of an insurance company	(i)	4,003	12,411	1,998
Other taxes payables		2,648	1,616	260
Accrued salaries, bonus and welfare expenses		7,030	17,828	2,870
Accrued consultancy and professional fees		8,311	7,770	1,251
Payable for convertible notes interests	(ii)	-	26,639	4,289
Payable for debt issuance costs		-	3,242	522
Other payables	(iii)	11,359	14,500	2,337
Total accrued expenses and other payables		33,351	84,006	13,527

Notes:

(i)	The Group has an agreement with an insurance company under which the Group is granted the authority to collect insurance premiums on behalf of the insurance company from customers who store umbilical cord blood in the Group's cord blood bank and are enrolled in the insurance scheme offered by the insurance company. The insurance premiums amount collected and payable over one year are recorded in other non-current liabilities in the consolidated balance sheets.

(ii)	The payable for convertible notes interests represents the interest accrued based on coupon interest rate of 7% of outstanding principle of convertible notes, which is to be settled annually on April 27 or October 3 (Note 14).

(iii)	Other payables mainly include fee refundable to customers whose cord blood unit does not qualify for subsequent storage and other operating procurement payables.